Economic Activity - Additional Information (Detail) $ / shares in Units, S/ in Thousands, $ in Thousands		6 Months Ended
	Mar. 21, 2024 PEN (S/) shares	Jun. 30, 2025	Mar. 21, 2024 USD ($) $ / shares shares
Initial Public Offering [Member] | Series A Ordinary Shares [Member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Number of shares authorised	30,000,000		30,000,000
Par value per share | $ / shares			$ 12
Number of shares issued	30,000,000		30,000,000
Issued capital, ordinary shares	S/ 1,267,794		$ 342,000
Share issue related cost | S/	S/ 61,769
Parent [member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Address of entity's registered office		6, rue Jean Monnet, L-2180 Luxembourg, Grand Duchy of Luxembourg
Auna S.A. [Member]
Disclosure Of Reporting Entity Economic Activity Information [Line Items]
Proportion of ownership interest in subsidiary		68.26%